Property, Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment

	SA Rand
Figures in million	2022	2021
Mining assets	25 320	26 487
Mining assets under construction	3 132	2 732
Undeveloped properties	4 004	3 988
Other non-mining assets	416	390
Total property, plant and equipment	32 872	33 597
15    Property, plant and equipment continued
Mining assets continued
The movement in the mining assets is as follows:

	SA Rand
Figures in million	2022	2021
Cost
Balance at beginning of year	64 980	59 736
Fully depreciated assets no longer in use derecognised	(110)	(989)
Additions (a)	5 307	4 518
Acquisitions (b)	—	5 887
Scrapping of assets (c)	(1 752)	(1 221)
Adjustment to rehabilitation asset (d)	(248)	(774)
Transfers and other movements (e)	511	545
Translation	1 900	(2 722)
Balance at end of year	70 588	64 980
Accumulated depreciation and impairments
Balance at beginning of year	38 493	37 562
Fully depreciated assets no longer in use derecognised	(110)	(989)
Impairment of assets (f)	3 429	937
Scrapping of assets (c)	(1 745)	(1 060)
Depreciation	3 627	3 936
Translation	1 574	(1 893)
Balance at end of year	45 268	38 493
Net carrying value	25 320	26 487

(a)Included in additions for 2022 is an amount of R137 million (2021: R159 million) for capitalised depreciation associated with stripping activities at the Hidden Valley operations.

(b)Refer to note 14 for details on the fair value of assets acquired.

(c)Refer to note 9 for the total loss on scrapping recognised.

(d)Refer to note 26 for details on the adjustment to the rehabilitation asset.

(e)Transfer of assets mainly relates to assets under construction transferred to mining assets. During the 2022 year an amount of R513 million (2021: R541 million) was transferred to mining assets at Hidden Valley. This related to ongoing mining development costs.
(f)Refer to note 6 for details on the impairments recognised.
The movement in the mining assets under construction is as follows:

	SA Rand
Figures in million	2022	2021
Cost
Balance at beginning of year	2 732	2 714
Additions[1]	1 278	924
Depreciation capitalised[2]	4	4
Finance costs capitalised[3]	65	22
Transfers and other movements	(513)	(541)
Translation	236	(391)
Balance at end of year	3 802	2 732
Accumulated impairments
Balance at beginning of year	—	—
Impairment[2]	670	—
Balance at end of year	670	—
Net carrying value	3 132	2 732
[1]    Mainly relates to Great Noligwa Shaft Pillar project of R192 million (2021: R159 million), Zaaiplaats project of R184 million (2021: R27 million) and Tshepong Operations’ Sub 75 Decline project of R170 million (2021: R91 million).
[2]    Relates to Tshepong Operations.
3    Refer to note 11 for further detail on the capitalisation rate applied
The movement in the undeveloped properties is as follows:

	SA Rand
Figures in million	2022	2021
Cost
Balance at beginning of year	5 461	5 499
Translation	17	(38)
Balance at end of year	5 478	5 461
Accumulated depreciation and impairments
Balance at beginning of year	1 473	1 475
Translation	1	(2)
Balance at end of year	1 474	1 473
Net carrying value	4 004	3 988
The movement in the non-mining assets is as follows:

	SA Rand
Figures in million	2022	2021
Cost
Balance at beginning of year	821	703
Fully depreciated assets no longer in use derecognised	—	(49)
Acquisitions	—	135
Additions	74	34
Translation	—	(2)
Balance at end of year	895	821

	SA Rand
Figures in million	2022	2021
Accumulated depreciation and impairments
Balance at beginning of year	431	429
Fully depreciated assets no longer in use derecognised	—	(49)
Depreciation	47	52
Impairment	1	—
Translation	—	(1)
Balance at end of year	479	431
Net carrying value	416	390

Disclosure of Gold Price, Silver Price, Exchange Rates and Gold Resource Value Assumptions
During the year under review, the group calculated the recoverable amounts (generally fair value less costs to sell) based on updated life-of-mine plans and the following gold price, silver price, copper price and exchange rates assumptions:

	2022	2021	2020
US$ gold price per ounce
– Year 1	1 861	1 805	1 610
– Year 2	1 744	1 673	1 558
– Year 3	1 664	1 582	1 469
– Long term (Year 4 onwards)	1 546	1 500	1 350
US$ silver price per ounce
– Year 1	23.85	25.72	17.00
– Year 2	22.42	23.22	17.00
– Year 3	21.46	21.70	17.00
– Long term (Year 4 onwards)	19.38	20.70	17.00
US$ copper price per pound	3.30	3.00	3.00
Exchange rate (R/US$)
– Year 1	15.55	14.54	16.72
– Year 2	15.34	14.36	15.47
– Year 3	15.26	14.44	15.29
– Long term (Year 4 onwards)	15.35	14.51	14.51
Exchange rate (PGK/US$)	3.50	3.50	3.45
Rand gold price (R/kg)
– Year 1	931 000	843 000	865 000
– Year 2	860 000	772 000	775 000
– Year 3	816 000	735 000	722 000
– Long term (Year 4 onwards)	763 000	700 000	630 000

The following are the attributable gold resource value assumptions:

	South Africa			Hidden Valley
US dollar per ounce	2022	2021	2020	2022	2021	2020
Underground resources
Measured	16.50	16.50	25.00	n/a	n/a	n/a
Indicated	9.00	9.00	8.00	n/a	n/a	n/a
Inferred	3.60	3.60	2.80	n/a	n/a	n/a
Surface resources
Measured	30.00	30.00	n/a	n/a	n/a	n/a
Indicated	17.50	17.50	n/a	9.00	9.00	8.00
Inferred	8.00	8.00	n/a	n/a	n/a	n/a

Disclosure of Sensitivity Analysis - Impairment of Assets

	SA Rand
Figures in million	2022	2021
-10% decrease
Tshepong North[1]	4 074	n/a
Moab Khotsong[2]	3 869	1 916
Tshepong South[1]	2 339	n/a
Doornkop	1 690	1 914
Mponeng	1 443	2 249
Target 1	1 121	1 267
Joel	762	359
Kusasalethu	689	821
Mine Waste Solutions	493	96
Kalgold	304	390
Other assets	208	101
Hidden Valley	96	—
Central Plant Reclamation	32	—
West Wits	—	35
Tshepong Operations[1]	n/a	5 325
Bambanani[2]	n/a	413
Target 3	n/a	178
+10% increase
Tshepong South[1]	224	n/a
Target 3	n/a	178
[1]    The Tshepong Operations have been tested separately for impairment at 30 June 2022. Refer to note 6 for details.
[2]    The carrying amounts of these CGUs include goodwill and any impairment losses are allocated first to goodwill and then to the identifiable assets.